As filed with the Securities and Exchange Commission on September 23, 2022

Securities Act File No. 333-170122

Investment Company File No. 811-22487

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549
________________

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 485	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 487	☒

(Check appropriate box or boxes)
________________

DBX ETF TRUST
(Exact name of Registrant as specified in its charter)
________________

875 Third Avenue
New York, New York 10022-6225
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (212) 454-4500

________________

Freddi Klassen

DBX ETF Trust

875 Third Avenue

New York, New York 10022-6225

(Name and Address of Agent for Service)

Copy to: Jeremy Senderowicz, Esq.

Vedder Price P.C.

1633 Broadway, 31st Floor

New York, New York 10019
________________

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 11, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on ______________ pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of Post-Effective Amendment No. 480 to DBX ETF Trust’s Registration Statement until October 11, 2022. Parts A, B and C of Registrant’s Post-Effective Amendment No. 480 under the Securities Act of 1933 and Amendment No. 482 under the Investment Company Act of 1940, filed on May 13, 2022, are incorporated by reference herein.

The effectiveness of Post-Effective Amendment No. 480 to the Trust’s the Registration Statement was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
482	July 22, 2022	August 31, 2022

484	August 24, 2022	September 30, 2022

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 23rd day of September 2022.

DBX ETF TRUST

By: /s/Freddi Klassen

       Freddi Klassen*

       President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Stephen R. Byers
Stephen R. Byers*	Trustee and Chairman	September 23, 2022

/s/George O. Elston
George O. Elston*	Trustee	September 23, 2022

/s/Diane Kenneally
Diane Kenneally	Treasurer, Chief Financial Officer and Controller	September 23, 2022

/s/Freddi Klassen
Freddi Klassen*	President and Chief Executive Officer	September 23, 2022

/s/J. David Officer
J. David Officer*	Trustee	September 23, 2022

*By:

/s/ Caroline Pearson

Caroline Pearson**

Assistant Secretary

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 464, as filed on March 11, 2020 to the Registration Statement.